Pension and Post-retirement and Other Benefit Plans - Weighted-average Assumptions Used to Determine Benefit Obligations (Details) - Pensions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.74%	5.02%	2.67%
Rate of compensation increase	2.56%	2.55%	3.77%